Share based compensation (Details 5) - Restricted Stock Units - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number Of Restricted Stock Units
Outstanding, Beginning	1,200,000
Granted		1,200,000
Common Shares Issued	(208,370)
Payroll Withholdings Settled In Cash	(139,964)
Forfeited	(155,000)
Outstanding, Ending	696,666	1,200,000
Weighted Average Exercise Price
Outstanding, Beginning | $ / Shares	$ 0.79	$ 0
Granted | $ / Shares	0	0.45
Common Shares Issued | $ / Shares	(0.55)	0
Forfeited | $ / Shares	(0.79)	0
Outstanding, Ending | $ / Shares	$ 0.61	$ 0.79